JP MORGAN MUTUAL FUND INVESTMENT TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 1, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JP Morgan Mutual Fund Investment Trust (the “Trust”), on behalf of
JPMorgan Growth Advantage Fund (the “Fund”)
File Nos. 33-09421 and 811-5526
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information of the Fund do not differ from the prospectuses and Statement of Additional Information] contained in the Post-Effective Amendment No. 96 (Amendment No. 100 under the Investment Company Act of 1940, as amended) filed electronically on October 25, 2024.
Please contact the undersigned at (212) 623-8476 or kiesha.astwood-smith@jpmchase.com if you have any questions.
Very truly yours,
/s/ Kiesha T. Astwood-Smith
Kiesha T. Astwood-Smith
Assistant Secretary